Investment Strategy	Jun. 30, 2026
Sit Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund’s long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.
Between 35% and 65% of the Fund’s assets will be invested in common stocks and between 35% and 65% of the Fund’s assets will be invested in fixed-income securities. The Fund’s allocation of assets will vary over time in response to the Adviser’s evaluation of present and anticipated market and economic conditions. The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
The equity portion of the Fund’s portfolio is invested primarily in the common stocks of U.S. growth companies with a capitalization of $5 billion or more at the time of purchase.
In selecting equity securities for the Fund, Sit Investment Associates, Inc. (the “Adviser”) invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:
›
mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. Government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency),

›	asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, home improvement loans and home equity loans,
›	obligations of the U.S. Government, its agencies and instrumentalities,
›	corporate debt securities,
›	taxable municipal securities, and
›
short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers’ acceptances. The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by S&P Global Ratings or Baa or above by Moody’s Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund’s portfolio. As of September 30, 2026, there were no unrated securities in the fixed-income portion of the Fund’s portfolio.

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. The Fund invests in primarily investment grade fixed-income securities. Investment grade fixed-income securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Adviser.
In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years. Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant.

Sit Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the S&P 500® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium‑sized companies (companies with market capitalizations in excess of $2 billion). The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
›	a record of paying dividends,
›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the S&P 500 Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the S&P 500® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies.
Sit Global Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Fund’s diversified portfolio is designed to have lower volatility than that of the MSCI World Index, but with a higher yield and greater prospects for dividend growth.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium‑sized companies (companies with market capitalization in excess of $2 billion).
The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
›	a record of paying dividends,
›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the MSCI World Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund diversifies its investments among a number of different countries throughout the world. Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are deemed unfavorable).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in the company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies.
Sit ESG Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies that have strong environmental, social and corporate governance (ESG) practices. For purposes of the 80% policy, growth companies are companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months. For purposes of the 80% policy, Sit Investment Associates, Inc. (the “Adviser”) will consider ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser’s own ranking of a company’s ESG practices if such ranking is not available or the Adviser believes the available third-party ranking is not accurate. The Adviser deems an issuer to have strong ESG practices when its ESG ranking is in the top 50th percentile of its industry or sector. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, environmental footprint, pollution impact, and resource management. Social factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return, and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
The Fund invests in the common stock of U.S. and foreign companies, and in American Depository Receipts and Global Depository Receipts of foreign companies. The Fund invests primarily in companies of large to medium capitalizations (companies with market capitalizations in excess of $2 billion).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, financial position and ESG practices or ranking.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies that have strong environmental, social and corporate governance (ESG) practices. For purposes of the 80% policy, growth companies are companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months. For purposes of the 80% policy, Sit Investment Associates, Inc. (the “Adviser”) will consider ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser’s own ranking of a company’s ESG practices if such ranking is not available or the Adviser believes the available third-party ranking is not accurate. The Adviser deems an issuer to have strong ESG practices when its ESG ranking is in the top 50th percentile of its industry or sector. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, environmental footprint, pollution impact, and resource management. Social factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies that have strong environmental, social and corporate governance (ESG) practices.
Sit Small Cap Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that the Adviser determines exhibits dividend growth characteristics. The Adviser defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell 2000® Index, which ranged from approximately $5 million to $81 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying, growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
›	a record of paying dividends,
›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Russell 2000® Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that the Adviser determines exhibits dividend growth characteristics. The Adviser defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that the Adviser determines exhibits dividend growth characteristics.
Sit International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI EAFE Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Under normal circumstances, at least 90% of its net assets will be invested in common stocks of companies domiciled outside the United States or have significant economic exposure to non‑United States markets.
In selecting investments for the Fund, Sit Investment Associates, Inc. (the “Adviser”) begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
›	economic trends
›	earnings outlook
›	liquidity within the market
›	fiscal and monetary policy
›	currency exchange rate expectations
›	market sentiment
›	social and political trends
After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth.
Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in common stocks of issuers domiciled in at least three foreign countries. As of September 30, 2026, the Fund was invested in common stocks of companies domiciled in 13 foreign countries. Up to 50% of the Fund’s total assets may be invested in equity securities of small‑to medium‑sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (also referred to as “emerging markets”) (such as Thailand and Brazil). Emerging growth companies are small‑and medium‑sized companies that the Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles.
The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI EAFE Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies.
Sit Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets, in equity securities of growth companies. The Adviser defines growth companies as companies that exhibit sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Growth Index within the previous 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell 2000® Growth Index, which ranged from approximately $5 million to $81 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented small companies it believes exhibits the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets, in equity securities of growth companies. The Adviser defines growth companies as companies that exhibit sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Growth Index within the previous 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets, in equity securities of growth companies.
Sit Developing Markets Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies domiciled or operating in a developing market. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI Emerging Markets Index during the past 12 months.
Developing market issuers include those located in developing market countries and those determined by Sit Investment Associates, Inc. (the “Adviser”) to have significant economic exposure to developing market countries. For purposes of the Fund’s 80% investment policy, the Adviser will consider all countries that are not part of the MSCI Developed Market Indexes (including both emerging markets and frontier market countries which are emerging market countries at an earlier stage of development) to be developing market countries.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Developing markets are those countries that:
›	have emerging stock markets as defined by the International Finance Corporation
›	have low‑to middle-income economies according to the World Bank, or
›	have similar developing characteristics, for example, countries in the MSCI EM Index are considered developing.
In determining where an issuer is located, the Adviser will consider various factors, including the issuer’s country of organization, the location of its management, the country of its primary listing, its reporting currency, and the countries the issuer has significant assets, or derives significant revenues or profits from. The weight given to each of these factors will vary depending on the circumstances in a given case.
As of September 30, 2026, the Fund held investments in Brazil, China, Hong Kong, India, Indonesia, Netherlands, South Africa, South Korea, Singapore, Taiwan, Thailand, and United States.
In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
›	economic trends,
›	earnings outlook,
›	liquidity within the market,
›	fiscal and monetary policy,
›	currency exchange rate expectations,
›	investment valuation,
›	market sentiment, and
›	social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	regional or country dominance and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in small, medium and large sized companies. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies domiciled or operating in a developing market. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI Emerging Markets Index during the past 12 months.
Developing market issuers include those located in developing market countries and those determined by Sit Investment Associates, Inc. (the “Adviser”) to have significant economic exposure to developing market countries. For purposes of the Fund’s 80% investment policy, the Adviser will consider all countries that are not part of the MSCI Developed Market Indexes (including both emerging markets and frontier market countries which are emerging market countries at an earlier stage of development) to be developing market countries.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies domiciled or operating in a developing market.